BENEFIT PLANS	12 Months Ended
Feb. 23, 2013
Compensation And Retirement Disclosure [Abstract]
BENEFIT PLANS

NOTE 12—BENEFIT PLANS

Substantially all employees of the Company and its subsidiaries are covered by various contributory and non-contributory pension, profit sharing or 401(k) plans. Most union employees participate in multiemployer retirement plans under collective bargaining agreements, unless the collective bargaining agreement provides for participation in plans sponsored by the Company. In addition to sponsoring both defined benefit and defined contribution pension plans, the Company provides healthcare and life insurance benefits for eligible retired employees under postretirement benefit plans. The Company also provides certain health and welfare benefits, including short-term and long-term disability benefits to inactive disabled employees prior to retirement. The terms of the postretirement benefit plans vary based on employment history, age and date of retirement. For many retirees, the Company provides a fixed dollar contribution and retirees pay contributions to fund the remaining cost.

Effective December 31, 2007, the Company authorized amendments to the SUPERVALU Retirement Plan and certain supplemental executive retirement benefit plans whereby service crediting ended in these plans and no employees will become eligible to participate in these plans after December 31, 2007. Pay increases continued to be reflected in the amount of benefit earned in these plans until December 31, 2012.

Effective August 23, 2011, the Company amended the SUPERVALU Retiree Benefit Plan to modify benefits provided by the plan. The result of this amendment was a reduction in the other postretirement benefit obligation of $39 with a corresponding decrease to other comprehensive loss, net of tax.

The benefit obligation, fair value of plan assets and funded status of the defined benefit pension plans and other postretirement benefit plans consisted of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation at beginning of year	$2,745	$2,287	$116	$148
Plan Amendment	—	—	—	(52)
Service cost	—	—	2	2
Interest cost	123	126	5	7
Transfers	—	(3)	—	—
Actuarial loss	119	415	(9)	17
Benefits paid	(94)	(80)	(5)	(6)

Benefit obligation at end of year	2,893	2,745	109	116

Changes in Plan Assets
Fair value of plan assets at beginning of year	1,827	1,723	—	—
Actual return on plan assets	205	110	—	—
Employer contributions	93	77	5	6

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Plan participants’ contributions	—	—	4	8
Benefits paid	(94)	(83)	(9)	(14)

Fair value of plan assets at end of year	2,031	1,827	—	—

Funded status at end of year	$(862)	$(918)	$(109)	$(116)

For the defined benefit pension plans, the benefit obligation is the projected benefit obligation. For other postretirement benefit plans, the benefit obligation is the accumulated postretirement benefit obligation. The Company’s accumulated benefit obligation for the defined benefit pension plans was $2,893 and $2,739 as of February 23, 2013 and February 25, 2012, respectively.

Amounts recognized in the Consolidated Balance Sheets consisted of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Accrued vacation, compensation and benefits	$(2)	$(2)	$(7)	$(7)
Pension and other postretirement benefit obligations	(860)	(916)	(102)	(109)

	$(862)	$(918)	$(109)	$(116)

Amounts recognized in accumulated other comprehensive loss for the defined benefit pension plans and other postretirement benefit plans consists of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Prior service benefit	$—	$—	$57	$70
Net actuarial loss	(928)	(992)	(46)	(60)

Total recognized in accumulated other comprehensive loss	$(928)	$(992)	$11	$10

Total recognized in accumulated other comprehensive loss, net of tax	$(570)	$(610)	$7	$6

The Company has recognized $49 as Accumulated other comprehensive loss, net of tax of the divested defined benefit pension plan associated with its Shaw’s banner. The unfunded benefit obligations of the divested defined benefit pension plan associated with its Shaw’s banner of $108 at February 23, 2013, are included in the Long-term liabilities of discontinued operations in the Consolidated Balance Sheets.

Net periodic benefit expense (income) for defined benefit pension plans and other postretirement benefit plans consisted of the following:

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost
Service cost	$—	$—	$—	$2	$2	$2
Interest cost	123	126	125	5	7	8
Expected return on plan assets	(133)	(114)	(112)	—	—	—
Amortization of prior service benefit	—	—	—	(12)	(9)	(6)
Amortization of net actuarial loss	111	88	63	6	4	2
Settlement	—	2	9	—	—	—

Net periodic benefit cost	101	102	85	1	4	6

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Prior service benefit	—	—	—	—	(52)	—
Amortization of prior service benefit	—	—	—	13	9	6
Net actuarial loss (gain)	46	417	(11)	(7)	16	13

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost
Amortization of net actuarial loss	(110)	(88)	(63)	(6)	(4)	(2)

Total recognized in other comprehensive income (loss)	(64)	329	(74)	—	(31)	17

Total recognized in net periodic benefit expense and other comprehensive income (loss)	$37	$431	$11	$1	$(27)	$23

The estimated net actuarial loss that will be amortized from accumulated other comprehensive loss into net periodic benefit cost for the defined benefit pension plans during fiscal 2014 is $101. The estimated net amount of prior service benefit and net actuarial loss for the postretirement benefit plans that will be amortized from accumulated other comprehensive losses into net periodic benefit cost during fiscal 2014 is $7.

At February 25, 2012, the Company converted to the 2012 Static Mortality Table for Annuitants and Non-Annuitants for calculating the pension and postretirement obligations and the fiscal 2013 expense. The impact of this change increased the February 25, 2012 projected benefit obligation by $10 and the accumulated postretirement benefit obligation by $1. This change also increased the fiscal 2013 defined benefit pension plans expense by $2. The Static Mortality Table for Annuitants and Non-Annuitants is published annually and reflects a static projection of mortality improvements which are projected forward each year. The Company used the 2013 Static Mortality Table for Annuitants and Non-Annuitants to calculate the pension and postretirement obligations.

Assumptions

Weighted average assumptions used to determine benefit obligations and net periodic benefit cost consisted of the following:

	2013	2012	2011
Benefit obligation assumptions:
Discount rate (2)	4.25%	4.55%	5.60%
Rate of compensation increase	2.00%	2.00%	2.00%
Net periodic benefit cost assumptions: (1)
Discount rate (2)	4.55%	5.60%	6.00%
Rate of compensation increase	2.00%	2.00%	3.00%
Expected return on plan assets (3)	7.25%	7.50%	7.75%

(1)	Net periodic benefit cost is measured using weighted average assumptions as of the beginning of each year.
(2)	The Company reviews and selects the discount rate to be used in connection with its pension and other postretirement obligations annually. In determining the discount rate, the Company uses the yield on corporate bonds (rated AA or better) that coincides with the cash flows of the plans’ estimated benefit payouts. The model uses a yield curve approach to discount each cash flow of the liability stream at an interest rate specifically applicable to the timing of each respective cash flow. The model totals the present values of all cash flows and calculates the equivalent weighted average discount rate by imputing the singular interest rate that equates the total present value with the stream of future cash flows. This resulting weighted average discount rate is then used in evaluating the final discount rate to be used by the Company.
(3)	Expected long-term return on plan assets is estimated by utilizing forward-looking, long-term return, risk and correlation assumptions developed and updated annually by the Company. These assumptions are weighted by the actual or target allocation to each underlying asset class represented in the pension plan asset portfolio. The Company also assesses the expected long-term return on plan assets assumption by comparison to long-term historical performance on an asset class to ensure the assumption is reasonable. Long-term trends are also evaluated relative to market factors such as inflation, interest rates, and fiscal and monetary policies in order to assess the capital market assumptions.

The Company calculates its expected return on plan assets by using the market related value of plan assets. The market related value of plan assets is determined by adjusting the actual fair value of plan assets for unrecognized gains or losses on plan assets. Unrecognized gains or losses represent the difference between actual returns and expected returns on plan assets for each fiscal year and are recognized by the Company evenly over a three year period. Since the market-related value of assets recognizes gains or losses over a three-year period, the future value of assets will be impacted as previously deferred gains or losses are recognized.

For those retirees whose health plans provide for variable employer contributions, the assumed healthcare cost trend rate used in measuring the accumulated postretirement benefit obligation before and after age 65 was 7.50 percent, as of February 23, 2013. The assumed healthcare cost trend rate for retirees before and after age 65 will decrease by 0.25 percent for each of the next four years, through fiscal 2017, 0.50 percent in fiscal 2018, and 1.0 percent in fiscal 2019, until it reaches the ultimate trend rate of 5.0 percent. For those retirees whose health plans provide for a fixed employer contribution rate, a healthcare cost trend is not applicable. The healthcare cost trend rate assumption would have the following impact on the amounts reported. A 100 basis point change in the trend rate would impact the Company’s service and interest cost by approximately $1 for fiscal 2013. A 100 basis point decrease in the trend rate would impact the Company’s accumulated postretirement benefit obligation as of the end of fiscal 2013 by approximately $7, while a 100 basis point increase would impact the Company’s accumulated postretirement benefit obligation by approximately $10.

Pension Plan Assets

Plan assets are held in a master trust and invested in separately managed accounts and other commingled investment vehicles holding domestic and international equity securities, domestic fixed income securities and other investment classes. The Company employs a total return approach whereby a diversified mix of asset class investments are used to maximize the long-term return of plan assets for an acceptable level of risk. Alternative investments are also used to enhance risk-adjusted long-term returns while improving portfolio diversification. Risk management is managed through diversification across asset classes, multiple investment manager portfolios and both general and portfolio-specific investment guidelines. Risk tolerance is established through careful consideration of the plan liabilities, plan funded status and the Company’s financial condition. This asset allocation policy mix is reviewed annually and actual versus target allocations are monitored regularly and rebalanced on an as-needed basis. Plan assets are invested using a combination of active and passive investment strategies. Passive, or “indexed” strategies, attempt to mimic rather than exceed the investment performance of a market benchmark. The plan’s active investment strategies employ multiple investment management firms. Managers within each asset class cover a range of investment styles and approaches and are combined in a way that controls for capitalization, and style biases (equities) and interest rate exposures (fixed income) versus benchmark indices. Monitoring activities to evaluate performance against targets and measure investment risk take place on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews.

The asset allocation targets and the actual allocation of pension plan assets are as follows:

Asset Category	Target	2013	2012
Domestic equity	30.5%	32.9%	33.9%
International equity	14.0%	15.3%	17.8%
Private equity	8.0%	5.4%	4.8%
Fixed income	37.5%	37.3%	35.0%
Real estate	10.0%	9.1%	8.5%

Total	100.0%	100.0%	100.0%

The following is a description of the valuation methodologies used for investments measured at fair value:

Common stock—Valued at the closing price reported in the active market in which the individual securities are traded.

Common collective trusts—Valued at net asset value (“NAV”), which is based on the fair value of the underlying securities owned by the fund and divided by the number of shares outstanding. The NAV unit price is quoted on a private market that is not active. However, the NAV is based on the fair value of the underlying securities within the fund, which are traded on an active market, and valued at the closing price reported on the active market on which those individual securities are traded.

Corporate bonds—Valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

Government securities—Certain government securities are valued at the closing price reported in the active market in which the security is traded. Other government securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.

Mortgage backed securities—Valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

Private equity and Real estate partnerships—Valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests’ cash flows or expected changes in fair value.

Mutual funds—Mutual funds are valued at the closing price reported in the active market in which the individual securities are traded.

Synthetic guaranteed investment contract—Valued by discounting the related cash flows based on current yields of similar instruments with comparable durations considering the credit-worthiness of the issuer.

Other—Valued under an approach that maximizes observable inputs, such as gathering consensus data from the market participant’s best estimate of mid-market for actual trades or positions held.

The valuation methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuations methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement.

The fair value of assets of the Company’s benefit plans held in a master trust as of February 23, 2013, by asset category, consisted of the following:

	Level 1	Level 2	Level 3	Total
Common stock	$554	$—	$—	$554
Common collective trusts—fixed income	—	247	—	247
Common collective trusts—equity	—	335	—	335
Government securities	60	92	—	152
Mutual funds	51	221	—	272
Corporate bonds	—	183	—	183
Real estate partnerships	—	—	136	136
Private equity	—	—	110	110
Mortgage-backed securities	—	35	—	35
Other	3	4	—	7

Total plan assets at fair value	$668	$1,117	$246	$2,031

The fair value of assets of the Company’s benefit plans held in a master trust as of February 25, 2012, by asset category, consisted of the following:

	Level 1	Level 2	Level 3	Total
Common stock	$548	$—	$—	$548
Common collective trusts—fixed income	—	258	—	258
Common collective trusts—equity	—	301	—	301
Government securities	108	83	—	191
Mutual funds	1	180	—	181
Corporate bonds	—	102	—	102
Real estate partnerships	—	—	113	113
Private equity	—	—	88	88
Mortgage-backed securities	—	39	—	39
Other	—	6	—	6

Total plan assets at fair value	$657	$969	$201	$1,827

The following is a summary of changes in the fair value for level 3 investments for 2013 and 2012:

	Real Estate Partnerships	Private Equity
Beginning balance, February 26, 2011	$87	$59
Purchases	17	27
Sales	(2)	(6)
Unrealized gains	11	8
Realized gains and losses	—	—

Ending balance, February 25, 2012	113	88
Purchases	15	20
Sales	—	(7)
Unrealized gains	8	9
Realized gains and losses	—	—

Ending balance, February 23, 2013	$136	$110

Contributions

The Company expects to contribute approximately $120 to $130 to its defined benefit pension plans and postretirement benefit plans in fiscal 2014. The Company’s funding policy for the defined benefit pension plans is to contribute the minimum contribution required under the Employee Retirement Income Security Act of 1974, as amended, and other applicable laws, and its agreement with the PBGC described above with consideration given to contributing larger amounts. The Company will recognize contributions in accordance with applicable regulations, with consideration given to recognition for the earliest plan year permitted.

The Company’s funding policy for the defined benefit pension plans is to contribute the minimum contribution amount required under ERISA and the Pension Protection Act of 2006 as determined by the Company’s external actuarial consultant. At the Company’s discretion, additional funds may be contributed to the pension plan. The Company may accelerate contributions or undertake contributions in excess of the minimum requirements from time to time subject to the availability of cash in excess of operating and financing needs or other factors as may be applicable. The Company assesses the relative attractiveness of the use of cash including expected return on assets, discount rates, cost of debt, reducing or eliminating required PBGC variable rate premiums or in order to achieve exemption from participant notices of underfunding. In addition, the Company has entered into an agreement with the PBGC relating to the NAI Banner Sale where it has agreed to contribute in excess of the minimum required amounts by additional contributions of $25 by the end of fiscal 2015, an additional $25 by the end of fiscal 2016 and an additional $50 by the end of fiscal 2017. Refer to Note 16—Subsequent Events in the accompanying Notes to the Consolidated Financial Statements for additional information on the Company’s benefit plan agreements related to the sale of New Albertsons, which occurred subsequent to fiscal 2013.

Estimated Future Benefit Payments

The estimated future benefit payments to be paid from the Company’s defined benefit pension plans and other postretirement benefit plans, which reflect expected future service, are as follows:

Fiscal Year	Pension Benefits	Other Postretirement Benefits
2014	$110	$7
2015	116	7
2016	123	7
2017	130	7
2018	139	8
Years 2019-2023	813	40

Defined Contribution Plans

The Company sponsors several defined contribution and profit sharing plans pursuant to Section 401(k) of the Internal Revenue Code. Employees may contribute a portion of their eligible compensation to the plans on a pre-tax basis. The Company matches a portion of employee contributions in cash into the employee’s investment options. The total amount contributed by the Company to the plans is determined by plan provisions or at the discretion of the Company. Total employer contribution expenses for these plans were $17, $23 and $30 for fiscal 2013, 2012 and 2011, respectively. Matching contributions were reduced or eliminated in January 2013 for most employees. Plan assets also include 7 and 5 shares of the Company’s common stock as of February 23, 2013 and February 25, 2012, respectively.

Post-Employment Benefits

The Company recognizes an obligation for benefits provided to former or inactive employees. The Company is self-insured for certain disability plans programs, the primary benefits paid to inactive employees prior to retirement. As of February 23, 2013, the obligation for post-employment benefits was $43, with $23 included in Accrued vacation, compensation and benefits, and $20 included in Other long-term liabilities.

Multiemployer Pension Plans

The Company contributes to various multiemployer pension plans under collective bargaining agreements, primarily defined benefit pension plans. These multiemployer plans generally provide retirement benefits to participants based on their service to contributing employers. The benefits are paid from assets held in trust for that purpose. Plan trustees typically are responsible for determining the level of benefits to be provided to participants as well as the investment of the assets and plan administration. Trustees are appointed in equal number by employers and unions parties to the collective bargaining agreement.

Expense is recognized in connection with these plans as contributions are funded, in accordance with U.S. generally accepted accounting standards. The Company contributed $38, $38 and $37 to these plans for fiscal years 2013, 2012 and 2011, respectively. The risks of participating in these multiemployer plans are different from the risks associated with single-employer plans in the following respects:

a.	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b.	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c.	If the Company chooses to stop participating in some multiemployer plans, or makes market exits or store closures or otherwise has participation in the plan drop below certain levels, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company’s participation in these plans is outlined in the table below. The EIN-Pension Plan Number column provides the Employee Identification Number (“EIN”) and the three-digit plan number, if applicable. Unless otherwise noted, the most recent Pension Protection Act zone status (“PPA”) available in 2013 and 2012 relates to the plans’ two most recent fiscal year-ends. The zone status is based on information that the Company received from the plan and is certified by each plan’s actuary. Among other factors, red zone status plans are generally less than 65 percent funded and are considered in critical status, plans in yellow zone or orange zone status are less than 80 percent funded and are considered endangered or seriously endangered status, and green zone plans are at least 80 percent funded. The FIP/RP Status Pending/Implemented column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented by the trustees of each plan.

Certain plans have been aggregated in the All Other Multiemployer Pension Plans line in the following table, as the contributions to each of these plans are not individually material. None of the Company’s collective bargaining agreements require that a minimum contribution be made to these plans. Finally, the number of employees covered by the Company’s multiemployer plans decreased by 2 percent from 2013 to 2012 and by 6 percent from 2012 to 2011, affecting the period-to-period comparability of the contributions for years 2013, 2012 and 2011. The reduction in covered employees corresponded to store closures and reductions in headcount.

At the date the financial statements were issued, Forms 5500 were generally not available for the plan years ending in 2012.

The following table contains information about the Company’s multiemployer plans:

	EIN—Pension Plan Number	Plan Month/Day End Date	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented	Contributions			Surcharges Imposed (1)	Amortization Provisions
Pension Fund			2013	2012		2013	2012	2011
Minneapolis Food Distributing Industry Pension Plan	416047047-001	12/31	Yellow	Yellow	Implemented	9	9	9	No	Yes
Central States, Southeast and Southwest Areas Pension Fund	366044243-001	12/31	Red	Red	Implemented	9	9	9	No	Yes
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund	410905139-001	2/28	Yellow	Yellow	Implemented	8	7	6	No	No
UFCW Unions and Participating Employers Pension Plan	526117495-002	12/31	Red	Red	Implemented	3	4	3	Yes	Yes
Western Conference of Teamsters Pension Plan	916145047-001	12/31	Green	Green	No	2	3	3	No	Yes
UFCW Union Local 655 Food Employers Joint Pension Plan	436058365-001	12/31	Red	Red	Implemented	2	2	2	Yes	Yes
UFCW Unions and Employers Pension Plan	396069053-001	10/31	Red	Red	Implemented	2	2	2	Yes	Yes
All Other Multiemployer Pension Plans (2)						3	2	3

Total						$38	$38	$37

(1)	PPA surcharges are 5 percent or 10 percent of eligible contributions and may not apply to all collective bargaining agreements or total contributions to each plan.
(2)	All Other Multiemployer Pension Plans includes 16 plans, none of which are individually significant when considering employer’s contributions to the plan, severity of the underfunded status or other factors. The following table describes the expiration of the Company’s collective bargaining agreements associated with the significant multiemployer plans in which the Company participates:

Pension Fund	Range of Collective Bargaining Agreement Dates	Total Collective Bargaining Agreements	Expiration Date	% of Associates under Collective Bargaining Agreement (1)	Over 5% Contribution 2013
Minneapolis Food Distributing Industry Pension Plan	6/01/2010 – 05/31/2013	1	05/31/2013	100.0%	Yes
Central States, Southeast and Southwest Areas Pension Fund	3/30/2008 – 05/31/2016	11	09/15/2013	32.8%	No
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund	3/01/2010 – 03/01/2014	2	03/01/2014	96.8%	Yes
UFCW Unions and Participating Employers Pension Plan	7/08/2012 – 07/12/2014	2	07/12/2014	67.8%	Yes
Western Conference of Teamsters Pension Plan	9/19/2010 – 09/15/2015	8	07/12/2014	43.5%	No
UFCW Union Local 655 Food Employers Joint Pension Plan	5/17/2010 – 05/12/2013	1	05/12/2013	100.0%	Yes
UFCW Unions and Employers Pension Plan	3/06/2011 – 04/06/2013	1	04/06/2013	100.0%	Yes

(1)	Company participating employees in the most significant collective bargaining agreement as a percent of all Company employees participating in the respective fund.

Multiemployer Postretirement Benefit Plans Other than Pensions

The Company also makes contributions to multiemployer health and welfare plans in amounts set forth in the related collective bargaining agreements. These plans provide medical, dental, pharmacy, vision, and other ancillary benefits to active employees and retirees as determined by the trustees of each plan. The vast majority of the Company’s contributions benefit active employees and as such, may not constitute contributions to a postretirement benefit plan. However, the Company is unable to separate contribution amounts to postretirement benefit plans from contribution amounts paid to active plans.

The Company contributed $90, $90 and $102 for fiscal 2013, 2012 and 2011, respectively, to multiemployer health and welfare plans. If healthcare provisions within these plans cannot be renegotiated in a manner that reduces the prospective healthcare cost as the Company intends, the Company’s Selling and administrative expenses could increase in the future.

Collective Bargaining Agreements

As of February 23, 2013, the Company had approximately 35,000 employees. Approximately 15,000 employees are covered by collective bargaining agreements. During fiscal 2013, 13 collective bargaining agreements covering 5,500 employees were renegotiated and four collective bargaining agreements covering approximately 135 employees expired without their terms being renegotiated. Negotiations are expected to continue with the bargaining units representing the employees subject to those agreements. During fiscal 2014, 22 collective bargaining agreements covering approximately 6,000 employees are scheduled to expire.